STOCK OPTION PLANS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option, Outstanding at beginning of year	7,642,167	5,435,667	3,939,000
Options, Granted	360,000	2,590,000	3,000,000
Options, Exercised	112,500	223,334	308,333
Options, Expired/Forfeited	280,000	160,166	1,195,000
Option, Outstanding at end of year	7,609,667	7,642,167	5,435,667
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.48	$ 0.54	$ 1.18
Weighted Average Exercise Price, Options Granted	0.38	0.31	0.07
Weighted Average Exercise Price, Options Exercised	0.21	0.12	0.08
Weighted Average Exercise Price, Options Expired/Forfeited	0.60	0.18	1.60
Weighted Average Exercise Price, Outstanding at end of year	$ 0.48	$ 0.48	$ 0.54